Stock Based Compensation Plans: (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	8,750,000	8,750,000
[custom:OptionsAvailableForGrant-0]	2,047,000	2,047,000
[custom:MaximumTermOfOptions]		10 years
Repriced Options	4,369,565
Reduction O fExercise Price	$ 0.76
Noncash Compensation Expense	$ 500,000		$ 31,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		260,000	(0)
Option Expense		$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.72
Amount Payable In Event Of Change Of Control	$ 7,200,000	$ 7,200,000